Label	Element	Value
Direxion Indexed Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001040587_SupplementTextBlock

DIREXION INDEXED COMMODITY STRATEGY FUND

CLASS A (DXCTX)

CLASS C (DXSCX)

INSTITUTIONAL CLASS (DXCIX)

A SERIES OF THE DIREXION FUNDS

Supplement dated October 30, 2017

to the Summary Prospectus dated February 28, 2017

and the Prospectus and Statement of Additional Information (“SAI”)

each dated February 28, 2017, as supplemented September 22, 2017

Effective immediately, the Board of Trustees of the Direxion Funds approved a change in expense structure for the Direxion Indexed Commodity Strategy Fund (the “Fund”). The Fund’s current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Fund’s adviser (“Rafferty” or “Adviser”) has contractually agreed to cap all or a portion of the expenses for the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Indexed Commodity Strategy Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Pursuant to this change, footnote two under the “Annual Fund Operating Expense” table in the summary section of the Fund’s Prospectus is replaced in its entirety as follows:

(2)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.26% for Class A Shares, 2.01% for Class C Shares and 1.01% for Institutional Class Shares of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2019